Document and Entity Information	Jan. 25, 2021
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jan. 25, 2021
Entity Registrant Name	Reliant Bancorp, Inc.
Entity Incorporation, State or Country Code	TN
Entity File Number	001-37391
Entity Tax Identification Number	37-1641316
Entity Address, Address Line One	1736 Carothers Parkway
Entity Address, Address Line Two	Suite 100
Entity Address, City or Town	Brentwood
Entity Address, State or Province	TN
Entity Address, Postal Zip Code	37027
City Area Code	615
Local Phone Number	221-2020
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001606440
Title of 12(b) Security	Common Stock, $1.00 par value per share
Trading Symbol	RBNC
Security Exchange Name	NASDAQ